Deposits (Tables)	12 Months Ended
Mar. 31, 2025
Deposits [Abstract]
Deposits	Deposits at March 31, 2024 and 2025 consist of the following:

	Millions of yen
	2024	2025
Time deposits	¥1,875,058	¥2,073,007
Other deposits	370,777	376,805

Total	¥2,245,835	¥2,449,812

Schedule of Time Deposits Maturity
The maturity schedule of time deposits at March 31, 2025 is as follows:

Years ending March 31,	Millions of yen
2026	¥1,457,585
2027	171,947
2028	107,639
2029	41,963
2030	217,569
Thereafter	76,304

Total	¥2,073,007